Consolidated Statement of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 13,451	R$ 18,035
Trade accounts receivable, net	11,143	14,974
Short-term advances	28,374	31,678
Tax recoverable	5,770	793
Other current assets	2,486	2,851
Total current assets	61,224	68,331
Non-current assets
Property and equipment, net	3,858	4,479
Right-of-use assets, net	1,995	1,791
Intangible assets, net	113,119	133,617
Goodwill	156,445	185,758
Other non-current assets	11,035	11,417
Total non-current assets	286,452	337,062
Total assets	347,676	405,393
Current liabilities
Accounts payable to suppliers	56,897	61,284
Salaries and labor charges	20,262	18,210
Loans and financing	569	2,512
Debentures	7,992	40,740
Exposure premium liability	2,940	2,940
Lease liability	1,003	773
Income taxes payable	7,888	1,789
Taxes, fees and contributions payable	5,777	5,577
Deferred revenue	3,925	3,739
Deferred and contingent consideration on acquisitions	277,348	277,183
Related parties		1,078
Loans from investors	24,310
Other current liabilities	842	775
Total current liabilities	409,753	416,600
Non-current liabilities
Loans and financing	189	375
Loans from investors	28,397	22,033
Taxes and contributions payable	1,464	1,955
Lease liability	1,154	1,118
Provisions for risks	16,421	26,632
Deferred taxes	35,644	40,639
Derivative warrant liabilities	9,475	7,663
Total non-current liabilities	92,744	100,415
Total liabilities	502,497	517,015
SHAREHOLDERS’ DEFICIT
Share capital	369,122	283,408
Capital reserves	128,896	128,845
Accumulated losses	(638,034)	(529,780)
Other comprehensive loss	(9,182)	(2,968)
Total shareholders’ deficit, Equity attributable to owners	(149,198)	(120,495)
Non-controlling interest	(5,621)	8,873
Total shareholders’ deficit	(154,819)	(111,622)
Total liabilities and shareholders’ deficit	R$ 347,676	R$ 405,393